UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23723

Strategic Trust

(Exact name of registrant as specified in charter)

7887 East Belleview Avenue, Suite 1100, Denver, CO	80111
(Address of principal executive offices)	(Zip code)

Kevin Kelly

7887 East Belleview Avenue, Suite 1100, Denver, CO 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code:	855-833-4222

Date of fiscal year end:	8/31

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)

Running Oak Efficient Growth ETF

(RUNN) NASDAQ Stock Market, LLC

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Running Oak Efficient Growth ETF (the "Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.runningoaketfs.com/fund. You can also request this information by contacting us at 1-855-833-4222.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Running Oak Efficient Growth ETF	$60	0.58%

How did the Fund perform during the reporting period?

Management’s Discussion of Fund Performance

The Running Oak Efficient Growth ETF (the “Fund”) is an actively managed portfolio comprised of large and mid capitalization US stocks. It seeks to identify high-quality companies that exhibit the greatest combination of above average earnings growth, attractive valuations, and lower downside risk, and seeks to avoid stocks that possess characteristics historically associated with downside volatility.

Returns for large and midcap US stocks were broadly positive over the reporting period. Key drivers during this time – many of which remain relevant today – included Federal Reserve interest rate decisions, inflation trends, labor market softening, geopolitical tensions, and a sharp market crash in April driven primarily by trade/tariff policy coupled with a robust recovery through the summer. While the policy-induced crash and subsequent recovery have subsided, these factors continue to shape the investment landscape.

The Fund maintains significant exposure to mid capitalization stocks and smaller large capitalization stocks, which lagged their mega cap counterparts. The Fund held no exposure to 9 of the 10 largest companies in the S&P 500 Total Return Index. The Fund also maintains a bias toward high quality stocks, specifically those with strong earnings growth, responsible use of debt, and avoids characteristics that portend large drawdowns. While this positioning has not been conducive to outperformance during the reporting period, management believes it to be responsible and will serve investors well over the long-term.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Running Oak Efficient Growth ETF - NAV - $13,802
S&P 500® Equal Weight Index - $13,528
S&P 500® Index - $15,620
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,620
$13,802
$13,528
06/07/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
08/31/25

	Running Oak Efficient Growth ETF - NAV	S&P 500® Equal Weight Index	S&P 500® Index
06/07/23	$10,000	$10,000	$10,000
06/30/23	$10,527	$10,352	$10,438
09/30/23	$10,079	$9,845	$10,097
12/31/23	$11,159	$11,013	$11,277
03/31/24	$12,384	$11,885	$12,468
06/30/24	$12,142	$11,572	$13,002
09/30/24	$13,291	$12,683	$13,767
12/31/24	$13,071	$12,446	$14,099
03/31/25	$12,939	$12,370	$13,496
06/30/25	$13,506	$13,046	$14,973
08/31/25	$13,802	$13,528	$15,620

Average Annual Total Returns

	1 Year	Since Inception (June 7, 2023)
Running Oak Efficient Growth ETF - NAV	5.65%	15.52%
S&P 500® Equal Weight Index	9.16%	14.49%
S&P 500® Index	15.88%	22.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$379,587,784
Number of Portfolio Holdings	55
Advisory Fee	$1,713,585
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	2.0%
Common Stocks	98.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
39.1%
Technology
20.4%
Health Care
15.0%
Consumer Discretionary
9.3%
Financials
8.3%
Materials
3.7%
Communications
2.2%
Money Market Funds
2.0%

Value	Value
Money Market Funds	2.0%
Communications	2.2%
Materials	3.7%
Financials	8.3%
Consumer Discretionary	9.3%
Health Care	15.0%
Technology	20.4%
Industrials	39.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	2.2%
nVent Electric PLC	2.2%
EMCOR Group, Inc.	2.2%
IQVIA Holdings, Inc.	2.1%
ICON plc	2.1%
Leidos Holdings, Inc.	2.1%
Deckers Outdoor Corporation	2.1%
Tractor Supply Company	2.0%
State Street Institutional U.S. Government Money Market Fund-Opportunity Class	2.0%
General Dynamics Corporation	2.0%

Material Fund Changes

Effective March 27, 2025, the Fund has changed its primary benchmark index from the S&P 500 TR to the S&P 500 Equal Weight TR.

Effective March 28, 2025, Ultimus Fund Solutions, LLC replaced U.S. Bank Global Fund Services as the Fund's sub-administrator and Fund accountant and State Street Bank and Trust Company replaced U.S. Bank Global Fund Services and U.S. Bank National Association as the Fund's transfer agent and custodian, respectively.

Effective March 28, 2025, the Fund's fixed creation transaction fee and fixed redemption transaction fee were reduced from $300 to $200.

Running Oak Efficient Growth ETF

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.runningoaketfs.com/fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-RUNN

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ethan Powell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 – $20,100

2024 – $15,100

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $3,500

2024 – $3,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2025 and 2024, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2025 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

RUNNING OAK EFFICIENT GROWTH ETF (RUNN)

Annual Financial Statements

and Additional Information

August 31, 2025

855-833-4222

www.runningoaketfs.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Running Oak Efficient Growth ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Foreside Fund Services, LLC

Member FINRA

RUNNING OAK EFFICIENT GROWTH ETF

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 3.9%
23,658	General Dynamics Corporation	$7,678,677
13,423	Teledyne Technologies, Inc.(a)	7,223,856
		14,902,533
	APPAREL & TEXTILE PRODUCTS - 2.1%
65,899	Deckers Outdoor Corporation(a)	7,883,497

	CHEMICALS - 1.8%
23,723	Air Products and Chemicals, Inc.	6,977,171

	COMMERCIAL SUPPORT SERVICES - 3.5%
41,092	FTI Consulting, Inc.(a)	6,929,755
26,752	Republic Services, Inc.	6,259,165
		13,188,920
	CONSTRUCTION MATERIALS - 1.8%
17,820	Carlisle Companies, Inc.	6,876,560

	DIVERSIFIED INDUSTRIALS - 5.4%
19,502	Eaton Corporation PLC	6,808,928
29,699	Honeywell International, Inc.	6,518,931
43,102	ITT, Inc.	7,338,115
		20,665,974
	ELECTRICAL EQUIPMENT - 4.0%
37,256	AMETEK, Inc.	6,884,909
92,494	nVent Electric PLC	8,360,532
		15,245,441
	ENGINEERING & CONSTRUCTION - 4.2%
13,357	EMCOR Group, Inc.	8,281,340
51,560	Jacobs Solutions, Inc.	7,539,619
		15,820,959
	HEALTH CARE FACILITIES & SERVICES - 5.9%
21,039	Cigna Group	6,330,004
45,050	ICON plc(a)	8,016,197
42,275	IQVIA Holdings, Inc.(a)	8,066,493
		22,412,694

The accompanying notes are an integral part of these financial statements.

RUNNING OAK EFFICIENT GROWTH ETF

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 5.2%
63,088	RB Global, Inc.	$7,226,100
15,327	Watsco, Inc.	6,167,278
6,363	WW Grainger, Inc.	6,448,901
		19,842,279
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
37,094	Intercontinental Exchange, Inc.	6,550,800

	INSURANCE - 6.6%
20,547	Arthur J. Gallagher & Company	6,220,604
60,379	Brown & Brown, Inc.	5,853,744
30,426	Marsh & McLennan Companies, Inc.	6,261,975
24,680	Primerica, Inc.	6,647,311
		24,983,634
	INTERNET MEDIA & SERVICES - 2.2%
39,216	Alphabet, Inc., Class C	8,373,792

	LEISURE FACILITIES & SERVICES - 3.2%
29,896	Darden Restaurants, Inc.	6,186,678
35,374	Texas Roadhouse, Inc.	6,103,784
		12,290,462
	MACHINERY - 9.2%
13,964	Curtiss-Wright Corporation	6,676,887
74,811	Franklin Electric Company, Inc.	7,321,004
77,680	Graco, Inc.	6,633,095
79,985	Ingersoll Rand, Inc.	6,353,209
9,870	Parker-Hannifin Corporation	7,494,785
		34,478,980
	MEDICAL EQUIPMENT & DEVICES - 9.1%
76,591	Alcon, Inc.	6,112,728
38,920	Becton Dickinson and Company	7,510,782
26,100	ResMed, Inc.	7,164,711
27,953	STERIS PLC	6,850,162
17,309	Stryker Corporation	6,774,916
		34,413,299

The accompanying notes are an integral part of these financial statements.

RUNNING OAK EFFICIENT GROWTH ETF

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RETAIL - DISCRETIONARY - 4.0%
53,391	TJX Companies, Inc.	$7,293,745
125,388	Tractor Supply Company	7,743,963
		15,037,708
	SOFTWARE - 5.1%
8,683	Intuit, Inc.	5,791,561
11,738	Roper Technologies, Inc.	6,177,827
81,611	SS&C Technologies Holdings, Inc.	7,235,631
		19,205,019
	TECHNOLOGY SERVICES - 15.3%
22,156	Accenture PLC, Class A	5,759,895
71,997	Amdocs Ltd.	6,160,783
21,486	Automatic Data Processing, Inc.	6,532,818
27,594	Broadridge Financial Solutions, Inc.	7,053,579
14,670	CACI International, Inc., A(a)	7,037,492
15,253	FactSet Research Systems, Inc.	5,694,250
38,402	Fiserv, Inc.(a)	5,306,388
44,167	Leidos Holdings, Inc.	7,990,694
18,986	Visa, Inc., Class A	6,678,895
		58,214,794
	TRANSPORTATION & LOGISTICS - 3.8%
25,932	Norfolk Southern Corporation	7,260,441
24,186	Saia, Inc.(a)	7,170,182
		14,430,623

	TOTAL COMMON STOCKS (Cost $349,692,913)	371,795,139

	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
7,707,166	State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.21% (Cost $7,707,166)(b)	7,707,166

	TOTAL INVESTMENTS - 100.0% (Cost $357,400,079)	$379,502,305
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	85,479
	NET ASSETS - 100.0%	$379,587,784

The accompanying notes are an integral part of these financial statements.

RUNNING OAK EFFICIENT GROWTH ETF

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2025

ASSETS
Investment securities:
At cost	$357,400,079
At value	$379,502,305
Dividends and interest receivable	270,573
TOTAL ASSETS	379,772,878

LIABILITIES
Investment advisory fees payable (See note 4)	185,094
TOTAL LIABILITIES	185,094

NET ASSETS	$379,587,784

Net Assets Consist Of:
Paid in capital	$361,415,914
Distributable earnings	18,171,870
NET ASSETS	$379,587,784

Net Asset Value Per Share:
Net Assets	$379,587,784
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,981,000
Net asset value (Net Assets ÷ Shares Outstanding)	$34.57

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2025

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $3,676)	$3,107,700
Interest	261,432
TOTAL INVESTMENT INCOME	3,369,132

EXPENSES
Investment advisory fees (See note 4)	1,713,585
TOTAL NET EXPENSES	1,713,585

NET INVESTMENT INCOME	1,655,547

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND IN-KIND REDEMPTIONS
Net realized gain (loss) on:
Investments	(5,265,124)
In-kind redemptions	15,947,575
Total Net Realized Gain	10,682,451
Net change in unrealized appreciation on:
Investments	4,369,032

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,051,483

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,707,030

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024
FROM OPERATIONS
Net investment income	$1,655,547	$752,033
Net realized gain on investments and in-kind redemptions	10,682,451	9,680,363
Net change in unrealized appreciation on investments	4,369,032	17,393,589
Net increase in net assets resulting from operations	16,707,030	27,825,985

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,021,572)	(246,233)
Net decrease in net assets resulting from distributions to shareholders	(1,021,572)	(246,233)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	243,441,288	166,907,755
Cost of shares redeemed	(72,736,075)	(50,537,930)
Net increase in net assets resulting from shares of beneficial interest	170,705,213	116,369,825

TOTAL INCREASE IN NET ASSETS	186,390,671	143,949,577

NET ASSETS
Beginning of Year	193,197,113	49,247,536
End of Year	$379,587,784	$193,197,113

SHARE ACTIVITY
Shares sold	7,300,000	5,725,000
Shares redeemed	(2,200,000)	(1,700,000)
Net increase in shares of beneficial interest outstanding	5,100,000	4,025,000

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year

	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period* Ended August 31, 2023
Net asset value, beginning of period/year	$32.85	$26.53	$25.23

Gain from investment operations:
Net investment income (1)	0.19	0.19	0.05
Net realized and unrealized gain on investments	1.66	6.22	1.25
Total from investment operations	1.85	6.41	1.30

Less distributions from:
Net investment income	(0.13)	(0.08)	-
Net realized gains	-	(0.01)	-
Total distributions	(0.13)	(0.09)	-

Net asset value, end of period/year	$34.57	$32.85	$26.53

Total return (2)
Net asset value	5.65%	24.22%	5.18	%(5)

Net assets, at end of period/year (000s)	$379,588	$193,197	$49,248

Ratio of expenses to average net assets	0.58%	0.58%	0.58	%(4)
Ratio of net investment income to average net assets	0.56%	0.64%	0.78	%(4)
Portfolio Turnover Rate (3)	19%	3%	6	%(5)

*	The inception date of the Fund was June 7, 2023.
(1)	Per share amounts calculated using average shares outstanding.
(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested on the ex-dividend date at net asset value per share on their respective payment dates.
(3)	Portfolio turnover rate excludes in-kind transactions.
(4)	Annualized for periods less than one year.
(5)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1.	ORGANIZATION

Running Oak Efficient Growth ETF (the “Fund”) is a non-diversified series of Strategic Trust (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Running Oak Capital, LLC (the “Adviser”) serves as the investment adviser to the Fund. The inception date of the Fund was June 7, 2023. The Fund is in an actively managed exchanged-traded fund (“ETF”). The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek long-term growth of capital.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Operating segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations, and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – The net asset value (“NAV”) per share of the Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts, and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued, or, if there are no sales, at the mean of the most recent bid and ask prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The Board of Trustees (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which market quotations are not readily available. The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB ASC Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from outside legal counsel or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including, but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Fund’s investments as of August 31, 2025:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$371,795,139	$-	$-	$371,795,139
Short-Term Investments	7,707,166	-	-	7,707,166
Total Investments	$379,502,305	$-	$-	$379,502,305

The Fund did not hold any Level 3 securities during the year.

*	See Schedule of Investments for industry classification.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

“book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax has been provided.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2023 to August 31, 2024, or expected to be taken in the Fund’s August 31, 2025, year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Taxes – The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments shown in the Statement of Operations. For securities which are subject to foreign withholding tax upon disposition, realized and unrealized gain or loss on such securities are recorded net of foreign withholding tax.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Fund in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $60,063,813 and $54,757,997, respectively, for the Fund.

For the year ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $232,653,249 and $70,857,792, respectively, for the Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Adviser serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”).

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.58% of the Fund’s average daily net assets. During the year ended August 31, 2025, the Fund paid $1,713,585 in advisory fees.

Advisory fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, sub-fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of the fees paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Fund Services, LLC (the “Distributor) serves as the distributor of Creation Units (as defined below) for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Organization” above. The Distributor does not maintain a secondary market in Shares. The Distributor is a broker-dealer registered under the Securities Exchange

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Strategic Services LLC (“Strategic Services”), serves as administrator for the Fund pursuant to a Fund Administration agreement between the Trust and Strategic Services. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.

Prior to March 28, 2025, U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, served as sub-administrator to the Fund pursuant to a Sub-Administration Servicing Agreement between Strategic Services and Fund Services on behalf of the Trust. Strategic Services pays the sub-administration fees pursuant to the terms of the Sub-Administration Servicing Agreement.

Prior to March 28, 2025, Fund Services served as the transfer agent and fund accountant for the Fund. Pursuant to a Transfer Agent Servicing Agreement and a Fund Accounting Servicing Agreement, each between the Trust and Fund Services, Fund Services provides the Trust with transfer agency and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund services, served as the Fund’s custodian (the “Custodian”). Fees payable to Fund Services (as transfer agent and fund accountant) and the Custodian under these agreements are paid by the Adviser under the terms of the Advisory Agreement.

Effective March 28, 2025, Ultimus Fund Solutions, LLC (“Ultimus”) serves as sub-administrator to the Fund pursuant to an ETF Sub-Administration Agreement between Strategic Services and Ultimus on behalf of the Trust. Strategic Services pays the sub-administration fees pursuant to the terms of this agreement. Ultimus serves as fund accountant for the Fund, pursuant to an ETF Master Services Agreement between the Trust and Ultimus. Fees payable to Ultimus as fund accountant are paid by the Adviser under the terms of the Advisory Agreement.

Effective March 28, 2025, State Street Bank and Trust Company (“State Street”) serves as the custodian and transfer agent for the Fund. Pursuant to a Custody Agreement and Transfer Agency and Service Agreement between the Trust and State Street, State Street provides the Trust with custodian and transfer agency services. Fees payable to State Street (as custodian and transfer agent) are paid by the Adviser under the terms of the Advisory Agreement.

Pursuant to a principal financial officer services agreement between the Trust and QRF Business Solutions, Jim Niemie serves as Treasurer and Principal Financial Officer of the Trust.

Prior to October 3, 2024, pursuant to an agreement between the Trust and Tidal ETF Services, LLC (“Tidal”), an employee of Tidal served as Chief Compliance Officer and Anti-Money Laundering Compliance Officer of the Trust. Effective October 3, 2024, Gregory Shinnick was appointed to serve as

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Trust Chief Compliance Officer and Anti-Money Laundering Compliance Officer, pursuant to a compliance services agreement between the Trust and Strategic Services LLC.

Certain officers and a Trustee of the Trust are also officers or employees of Strategic Services.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed an Authorized Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200*	2.00%**

*	$300 prior to March 28, 2025.
**	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at August 31, 2025, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$357,854,740	$36,296,647	$(14,649,082)	$21,647,565

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended August 31, 2025 and August 31, 2024 was as follows:

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
Ordinary Income	$1,021,572	$240,253
Long-Term Capital Gain	-	5,980
Return of Capital	-	-
	$1,021,572	$246,233

As of August 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$1,197,431	$-	$(2,984,133)	$(1,688,993)	$-	$21,647,565	$18,171,870

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, tax adjustments for realized gain/loss on in-kind redemptions and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,984,133.

At August 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,308,351	$380,642	$1,688,993	$-

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassifications for the Fund for the fiscal year ended August 31, 2025, as follows:

Paid In Capital	Distributable Earnings
$15,925,172	$(15,925,172)

Running Oak Efficient Growth ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

8.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Running Oak Efficient Growth ETF and

Board of Trustees of Strategic Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Running Oak Efficient Growth ETF (the “Fund”), a series of Strategic Trust, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from June 7, 2023 (commencement of operations) through August 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2025

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request, by calling 1-855-833-4222 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the past calendar year can be found at www.runningoaketfs.com.

INVESTMENT ADVISOR

Running Oak Capital, LLC

4519 West 56th Street

Edina, Minnesota 55424

ADMINISTRATOR

Strategic Services LLC

7887 East Belleview Ave., Suite 1100

Denver, CO 80111

SUB-ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Running Oak Efficient Growth ETF

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers and Others

All fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Agreement

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

For the Period Ended August 31, 2025 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 23, 2025, the Board of Trustees (the “Board”) of Strategic Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between Running Oak Capital, LLC (the “Adviser”) and the Trust, on behalf of the Running Oak Efficient Growth ETF (the “Fund”).

Pursuant to Section 15 of the 1940 Act, the Advisory Agreement must be approved by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requests and reviews a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including but not limited to: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services provided and the profits realized by the Adviser from services provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives and other accounts managed by the Adviser, if any; (v) the extent to which economies of scale are realized as the Fund grows and whether the advisory fees for the Fund reflect these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting

Running Oak Efficient Growth ETF

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

held on April 23, 2025, and throughout the prior year. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, including a memorandum from legal counsel to the Independent Trustees regarding the responsibilities of trustees in approving advisory agreements, and the Adviser’s oral presentations and any other information that the Board received, and deliberated on the renewal of the Advisory Agreement in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. Throughout the process, the Independent Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive sessions with their independent counsel without representatives of management to further discuss the Advisory Agreement and the Independent Trustees’ responsibilities relating thereto. The information received and considered by the Board in connection with the Board’s determination to approve the Advisory Agreement was both written and oral.

The factors considered and the deliberations by the Board in connection with the approval of the Advisory Agreement are set forth below but are not exhaustive of all matters that were discussed by the Board. The Board also considered other factors (including conditions and trends prevailing generally in the economy and the securities markets).

Nature, Extent and Quality of Services. In considering the continuance of the Advisory Agreement, the Board considered the nature, extent and quality of services that the Adviser provided to the Fund, including the Adviser’s personnel and resources and the manner in which investment decisions are made and executed. The Board reviewed the services the Adviser provides in serving as investment adviser and the backgrounds of the personnel providing services to the Fund, including portfolio management. The Board also considered the experience of the personnel of the Adviser managing accounts using the Fund’s strategy. The Board also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. They also reviewed information provided regarding risk management and compliance and regulatory matters. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program,

Running Oak Efficient Growth ETF

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

including its compliance and regulatory history and information from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board acknowledged that the Adviser continues to invest in the business and noted the Adviser’s efforts and resources with respect to various regulatory initiatives. The Board also considered the Adviser’s financial position. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the services provided by the Adviser to the Fund were satisfactory.

Performance. The Board considered the Fund’s performance. Among other data, the Board reviewed performance information that the Adviser provided for the Fund compared to its benchmark indexes and a “Peer Group” that is comprised of the funds the Adviser considered reasonably comparable to the Fund for certain periods ended December 31, 2024. The Board also received information on the construction of the Fund’s Peer Group. The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and Benchmark Indexes (S&P 500 Total Return Index and S&P 500 Equal Weight Index). The Board noted that the Fund only had a track record of approximately two years. The Board further noted that the Fund performed in line with its Peer Group, outperformed the S&P 500 Equal Weight Index, and underperformed the S&P 500 Total Return Index. The Board also took into account management’s discussion of the Fund’s performance. The Board concluded that the performance of the Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fee for the Fund and compared it to the total operating expenses of the Peer Group and to the management fee of other accounts managed by the Adviser. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.” Among other information, the Board noted that the advisory fee for the Fund is equal to the average expense ratios for its Peer Group. The Board also took into account the different levels of services provided to other accounts the Adviser manages, as compared to the services provided to a 1940 Act registered investment company.

The Board noted the importance of the fact that the proposed advisory fee is a “unified fee,” meaning that the shareholders of the Fund pay no expenses other than the advisory fee paid to the Adviser, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources.

Running Oak Efficient Growth ETF

ADDITIONAL INFORMATION (Unaudited)(Continued)

August 31, 2025

The Board reviewed the profitability of the Adviser with respect to the Fund. The Board noted that the Adviser accrued a profit from Fund operations since the inception of the Fund, without considering marketing related costs. The Board concluded that based on the services provided, the Adviser’s relationship with the Fund was not excessive and not unreasonable to the Fund. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Adviser included increased assets under management and reputational benefits, which were consistent with those generally derived by investment advisers offering similar services to investment companies.

In addition, the Board considered whether economies of scale may be realized for the Fund. The Board noted that a unitary fee provides a level of certainty in expenses for the Fund and effectively acts as a cap on the fees and expenses (except as noted above) that are borne by the Fund. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through investments in the business intended to enhance services available to the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary. The Board determined to evaluate economies of scale on an ongoing basis as the Fund’s assets continued to grow.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Advisory Agreement is fair and reasonable, and that renewal of the Advisory Agreement was in the best interest of the Fund and its shareholders. The Board, including separately the Independent Trustees, approved continuance of the Advisory Agreement for an additional one-year period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Trust

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, Principal Executive Officer

Date	10/29/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kevin Kelly
Kevin Kelly, Principal Executive Officer

Date	10/29/25

By (Signature and Title)	/s/ Jim Niemie
Jim Niemie, Principal Financial Officer

Date	10/29/25